Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
Construction in progress	$10,320,596	$44,139,576
Machinery	116,977,275	84,976,059
Building	18,400,135	14,996,749
Office equipment	2,781,912	847,144
Vehicle	550,134	382,000
	149,030,052	145,341,528
Less: accumulated depreciation	(19,990,558)	(2,559,970)
	$129,039,494	$142,781,558